                NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
        (formerly known as American General Series Portfolio Company 3)

                       SUPPLEMENT DATED OCTOBER 23, 2000
       TO PROSPECTUS DATED JANUARY 3, 2000 (AS REVISED JANUARY 19, 2000)
         AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 3, 2000

Prospectus
----------
Fund Name Changes (Prospectus page 1)

As of October 1, 2000, the name of the Series Company (American General Series Portfolio Company 3, or AGSPC 3) has been changed to North American Funds Variable Product Series II, or NAFVPS II. Therefore, all references to the funds shall be changed from the "Old Fund Name" to the "New Fund Name" as shown below.

                     OLD FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------------------------------------------------------------
American General Core Bond Fund                           North American-AG Core Bond Fund
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American General International Growth Fund                North American International Growth Fund
-------------------------------------------------------------------------------------------------------------------
American General Large Cap Growth Fund                    North American-Goldman Sachs Large Cap Growth Fund
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American General Mid Cap Growth Fund                      North American-INVESCO Mid Cap Growth Fund
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American General Small Cap Growth Fund                    North American-J.P. Morgan Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
American General Large Cap Value Fund                     North American-State Street Large Cap Value Fund
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American General Mid Cap Value Fund                       North American-Neuberger Berman Mid Cap Value Fund
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American General Small Cap Value Fund                     North American-Small Cap Value Fund
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American General Socially Responsible Fund                North American-AG Socially Responsible Fund
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American General High Yield Bond Fund                     North American-AG High Yield Bond Fund
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American General Strategic Bond Fund                      North American-AG Strategic Bond Fund
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American General Money Market Fund                        North American-AG 2 Money Market Fund
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American General Aggressive Growth Lifestyle Fund         North American-AG Aggressive Growth Lifestyle Fund
-------------------------------------------------------------------------------------------------------------------
American General Moderate Growth Lifestyle Fund           North American-AG Moderate Growth Lifestyle Fund
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American General Conservative Growth Lifestyle Fund       North American-AG Conservative Growth Lifestyle Fund
-------------------------------------------------------------------------------------------------------------------

North American - AG Aggressive Growth Lifestyle Fund, North American - AG Conservative Growth Lifestyle Fund, and North American - AG Moderate Growth Lifestyle Fund (Prospectus pages 4, 8, and 17):

INVESTMENT STRATEGY

Prior to May 3, 2000, the Lifestyle Funds invested solely in different portfolios of NAFVPS II. As of that date, the Lifestyle Funds began investing in the Series Company Funds of NAFVPS I and/or NAFVPS II. NAFVPS I and II are related investment companies for purposes of investment and investors services, and VALIC serves as investment adviser to both, although each offers a unique selection of mutual funds. The Underlying Funds in which the Lifestyle Funds invest shall be chosen in accordance with projected asset allocation ranges for each particular Lifestyle Fund. These asset allocation ranges are shown below:

Asset Allocation Ranges for the North American - AG Aggressive Growth Fund:
International Equity Securities  15% - 35%
Domestic Equity Securities       60% - 80%
Bonds                             5% - 15%

Asset Allocation Ranges for the North American - AG Conservative Growth Fund:
International Equity Securities   5% - 15%
Domestic Equity Securities       20% - 50%
Bonds                            45% - 65%

Asset Allocation Ranges for the North American - AG Moderate Growth Fund:
International Equity Securities  10% - 20%
Domestic Equity Securities       35% - 65%
Bonds                            25% - 45%

BENCHMARK INFORMATION

Each Lifestyle Fund currently compares its performance to a blended benchmark, calculated by including the pro rata portion of the respective indices for each of the Underlying Funds, and the S&P 500(R) Index. In order to simplify calculation and reflect a collective benchmark which is more representative of the investment ranges and focus on equities, the benchmark for each Lifestyle Fund has been changed to a combination of the Wilshire 5000, Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") Index, and Lehman Brothers Aggregate Index.

North American International Growth Fund (Prospectus page 10)
INVESTMENT SUB-ADVISER
Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund (Prospectus page 15)
INVESTMENT SUB-ADVISER
INVESCO Funds Group, Inc.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY

Replace the second sentence with: Medium capitalization (mid-size) companies generally have a value range between approximately $2 and $15 billion at the time of purchase. The Fund may also purchase preferred stocks, convertible securities, and bonds. The Fund may purchase American Depositary Receipts ("ADRs") but does not consider ADRs to be foreign securities. The Fund may invest up to 25% in foreign securities.

HOW VALIC IS PAID FOR ITS SERVICES (Prospectus page 31)
Replace Mid Cap Growth Fund fees with the following:
     0.80% of the first $50 million;
     0.75% on the next $50 million
     0.70% on the next $150 million;
     0.65% on the next $250 million; and
     0.60% on the assets over $500 million.

BROWN CAPITAL MANAGEMENT, INC. (Prospectus page 33)
Delete the paragraph about Brown Capital Management, Inc.

GOLDMAN SACHS ASSET MANAGEMENT (Prospectus page 34)
Delete any references to Kent A. Clark. He is no longer a part of the Large Cap Growth Fund portfolio management team.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. (Prospectus page 34)
Replace the second paragraph under J.P. Morgan Investment Management, Inc. with the following:

Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

JACOBS ASSET MANAGEMENT (Prospectus page 34)
Delete the paragraph about Jacobs Asset Management

INVESCO FUNDS GROUP, INC. ("INVESCO") (add to page 34 of the Prospectus) 7800 East Union Avenue, Denver, Colorado, 80237

As of approximately September 29, 2000, INVESCO became the investment sub-adviser for the North American - INVESCO MidCap Growth Fund. Timothy J. Miller and Thomas Wald are primarily responsible for the day-to-day management of the Fund's portfolio holdings. Both Mr. Miller and Mr. Wald are Chartered Financial Analysts. Mr. Miller is the leader of INVESCO's growth team and the lead portfolio manager. He is a director and senior vice president of INVESCO, which he joined in 1992. Mr. Miller holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

Thomas Wald, co-portfolio manager, joined INVESCO in 1997 and is now a vice president. Prior to joining INVESCO, Mr. Wald was employed by Munder Capital Management. Mr. Wald holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

INVESCO, the investment advisor for the INVESCO family of mutual funds, was founded in 1932 and manages over $41.8 billion in 45 INVESCO mutual funds as of March 31, 2000. INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, an international investment management company based in London, with money managers located in Europe, North and South America, and the Far East.

THOMPSON, SIEGEL & WALMSLEY, INC. ("TS&W") (add to page 34 of the Prospectus) 5000 Monument Avenue, Richmond, Virginia 23230

TS&W became the investment sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. The president of JAM, Daniel Jacobs, decided to retire. Therefore, effective July 24, 2000, JAM's parent company, United Asset Management Corporation ("UAM"), merged the assets and business of JAM into another of its subsidiaries, TS&W, located at 5000 Monument Avenue, Richmond, Virginia 23230.

TS&W specializes in the management of large-cap value equities, international equities, and fixed-income assets. As of June 19, 2000, TS&W had approximately $4.8 billion in assets under management. TS&W is the investment advisor for several UAM Funds. UAM is being acquired by Old Mutual plc, a UK-based financial services group, in a transaction that should be completed during the fourth quarter, 2000.

Statement of Additional Information
-----------------------------------
North American - INVESCO MidCap Growth Fund Investment Restrictions (SAI pages 17 and 18)
Fundamental Investment Restrictions:
Add "With respect to 75% of the Fund's total assets, or as allowed by federal law" to the beginning of fundamental investment restriction number 1.

Change fundamental investment restriction number 9 to: "The Fund may borrow money, pledge assets, and enter into reverse repurchase agreements, or employ similar investment techniques, as permitted by applicable law, provided the borrowing does not exceed 33 1/3% of the Fund's total assets."

Non-Fundamental Investment Restrictions:
Delete non-fundamental investment restriction numbers 1 and 6.
Change the illiquid securities limitation from 10% to 15% in non-fundamental investment restriction number 7.
Change the foreign securities limitation from 10% to 25% in non-fundamental investment restriction number 8 and delete any reference to ADRs.

ADMINISTRATIVE SERVICE AGREEMENT (add to page 56 of the SAI below Distribution and Service Agreement)

The Series Company has entered into an Administrative Service Agreement ("Service Agreement") with VALIC for the provision of recordkeeping and shareholder services to retirement and employee benefit plans. Under the terms of the Service Agreement, the Series Company pays VALIC monthly, a fee equal to 0.25% of the aggregate net asset value of each Fund, other than the Lifestyle Funds, on an annual basis. Under the Service Agreement, VALIC provides recordkeeping services, including the establishment and maintenance of plan and participant accounts and records; participant services, including the provision of customer service representatives to respond to participant inquiries and process telephone transactions; and plan services, including the production of plan documentation and summary plan descriptions.

VA 10832-E